CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Nature (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	€ 360,339	€ 349,176
Dealers
Disclosure of financial assets [line items]
Trade receivables	145,061	153,894
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	108,737	81,863
Brand activities
Disclosure of financial assets [line items]
Trade receivables	37,346	26,189
Stellantis Group companies
Disclosure of financial assets [line items]
Trade receivables	1,070	3,654
Other
Disclosure of financial assets [line items]
Trade receivables	€ 68,125	€ 83,576